Since Inception [Member] Expense Example - Putnam Retirement Advantage Maturity Fund	Aug. 31, 2025 USD ($)
Class R5 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	664
Expense Example, with Redemption, 10 Years	2,015
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	478
Expense Example, with Redemption, 3 Years	645
Expense Example, with Redemption, 5 Years	1,164
Expense Example, with Redemption, 10 Years	2,590
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	1,187
Expense Example, with Redemption, 10 Years	2,867
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	1,006
Expense Example, with Redemption, 10 Years	2,695
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	664
Expense Example, with Redemption, 10 Years	2,015
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	611
Expense Example, with Redemption, 10 Years	1,907
Class R3 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	2,439
Class R4 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	746
Expense Example, with Redemption, 10 Years	$ 2,177